                             THE VANTAGEPOINT FUNDS

Supplement dated November 7, 2006 to the Prospectus dated May 1, 2006, as supplemented
               May 25, 2006, May 30, 2006 and September 11, 2006

      This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus.

TAXATION

The following replaces the second paragraph found on page 77 of the prospectus under the caption "Taxation."

Shareholders who invest in the Funds through tax-qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans. All earnings and gains are reinvested in the Fund and used to purchase additional shares. Investors in the Vantagepoint Elite program may receive these distributions in cash. Contributions to such plans, as well as the earnings and gains that have been reinvested will ordinarily be taxable upon distribution or withdrawal. An investor should consult their benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans.

                         [End of Prospectus Supplement]

                            (VANTAGEPOINT FUNDS LOGO)
                                                            SUPP-011-200611-322C

                             THE VANTAGEPOINT FUNDS

  Supplement dated November 7, 2006 to the Statement of Additional Information dated May 1, 2006, as supplemented May 30, 2006 and May 25, 2006

     This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together with the
  Statement of Additional Information. This supplement also supersedes prior supplements to the Statement of Additional Information dated September 11, 2006,
                 June 30, 2006, May 30, 2006 and May 25, 2006.


Terms not defined herein have the same meaning as in the Statement of Additional Information.

DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS

The following replaces the second paragraph of the "Eligible Practices" section on page 12:

The eligible investments and practices are not fundamental polices and may be changed by the Trust's Board of Directors without a vote of shareholders.

POLICY ON DISCLOSURE OF FUND PORTFOLIO HOLDINGS

At a meeting held on May 19, 2006 ("May Meeting"), the Board of Directors of the Trust approved changes to the Funds' Policy on the Disclosure of Fund Portfolio Holdings.

The following information replaces the "Policy on Disclosure of Fund Portfolio Holdings" section on pages 15 and 16 of the Statement of Additional Information:

PUBLIC DISCLOSURES OF THE FUNDS' PORTFOLIO HOLDINGS

Month-end full portfolio holdings of the Funds are made publicly available on the Funds' website 25 days after month-end (or the next business day thereafter). Disclosure of Fund portfolio holdings also is made on a quarterly basis in the Fund's annual and semi-annual reports to shareholders and in reports on Form N-Q filed with the Securities and Exchange Commission ("SEC"). These reports are publicly available upon filing with the SEC, and the portfolio holdings information in them is current as of 60 calendar days before filing.

In addition, marketing materials and the Funds' website may disclose the top ten holdings of a Fund, as well as a comparison of such Funds' top ten holdings from the end of one calendar quarter to the next as is permitted under mutual fund advertising rules.

NON-PUBLIC DISCLOSURES OF THE FUNDS' PORTFOLIO HOLDINGS

GENERAL POLICIES
It is the policy of the Funds not to sell, or to permit any person to receive compensation or other consideration for disclosing, non-public information about Fund portfolio holdings. Further, disclosure of non-public Fund portfolio holdings is not permitted, except as is necessary or appropriate in connection with the day-to-day operations and management of the Funds or otherwise in furtherance of legitimate Fund business purposes.

NON-PUBLIC DISCLOSURES TO FUND SERVICE PROVIDERS
The Funds' portfolio holdings and related information may be disclosed for legitimate business purposes to the Funds' investment adviser; subadvisers; custodian; administrator; fund accountant; distributor; transfer agent; sub-transfer agent; dividend disbursing agent; securities lending agent; independent public accountants; legal counsel; rating and ranking organizations; financial printers; pricing information vendors; third-parties that provide investment, analytical, statistical or other necessary or appropriate services to the Fund or to a service provider, including the Funds' investment adviser, subadvisers or other service providers; and various broker-dealers or commodity professionals contacted by the Funds' investment adviser or subadvisers in the course of, or in connection with, the Funds' portfolio transactions (each, a "Service Provider" and collectively, "Service Providers").

The frequency with which non-public Fund portfolio holdings information may be disclosed to a Service Provider, and the time lag between the date of the information and the date when it is disclosed to the Service Provider, may vary depending on the purposes for which the information is disclosed and other relevant facts and circumstances.

In addition to the Service Providers described above and identified by name elsewhere in this SAI, the service providers that may receive non-public Fund portfolio holdings information include the following: Asset Management Technology Solutions, UpTick Data Technologies, LLLP, FT Interactive Data Corporation, and Electra Information Systems, Inc.

NON-PUBLIC DISCLOSURES TO DIRECTORS AND THEIR COUNSEL; LEGALLY REQUIRED DISCLOSURES

Non-public Fund portfolio holdings information also may be disclosed to the Funds' Directors or to independent counsel to the Independent Directors. Non-public Fund portfolio holdings and related information may be disclosed to any person if required by applicable law (e.g., in a filing with or submission to the SEC or other regulatory body; in connection with a lawsuit or when seeking recovery in legal proceedings; or as required by court or similar order).

PROCEDURES FOR NON-PUBLIC DISCLOSURES

CONFIDENTIALITY OBLIGATIONS REQUIRED FOR ALL NON-PUBLIC DISCLOSURES -- It is the Funds' policy that non-public Fund portfolio holdings information can be disclosed (as described above) only if the confidentiality of the information is protected by (a) the obligations of the recipient under a contract with the Funds, a Fund or a Service Provider, (b) the recipient's fiduciary or professional obligations to the Funds or (c) applicable law (including rules of securities industry self-regulatory organizations).

APPROVALS REQUIRED FOR NON-PUBLIC DISCLOSURES TO SERVICE PROVIDERS -- In addition to the confidentiality requirement above, disclosures of non-public Fund portfolio holdings information to a Service Provider shall be approved by the President, Treasurer, Assistant Treasurer or Secretary of the Funds or by a Manager, Director, Vice-President or Senior Vice-President of VIA or VTA.

Any such approval shall be based on a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA-RC, VIA, VTA, RC Services or Fund-advisers (or any their affiliated persons)).

OTHER NON-PUBLIC DISCLOSURES

Disclosure of non-public Fund portfolio holdings information to other persons or under circumstances not described above may be made only with the prior approval of the Funds' President and the Funds' Chief Compliance Officer ("CCO"), based on: (1) a determination that the disclosure will serve a legitimate business purpose of the Funds and is in the best interests of the Funds and their shareholders, after considering relevant factors (including any known actual or apparent conflicts between the interests of Fund shareholders and the interests of ICMA-RC, VIA, VTA, RC Services or Fund sub-advisers (or any of their affiliated persons)); and (2) confirmation that the party receiving the information is or will be subject to a duty or contractual obligation to keep it confidential. The CCO shall make and keep a record of all such approved disclosures.

FUND CCO'S REVIEW OF NON-PUBLIC DISCLOSURES

The CCO shall review, no less frequently than annually, how non-public portfolio holdings information of the Funds is being disclosed to and used by Service Providers and others, to seek to ensure that such disclosure and use is consistent with this policy and with the best interests of the Funds and their shareholders.

In addition, the Adviser and the Funds' subadvisers, transfer agent and distributor have adopted policies and procedures that prohibit their personnel from trading in securities on the basis of material non-public information and impose restrictions and reporting requirements on personal securities transactions, including transactions in shares of the Funds. These policies and procedures, which typically include policies and procedures designed to protect confidential client information, are administered and enforced by each such Service Provider's compliance staff. The adequacy and effective implementation of the compliance policies and procedures of these Service Providers as well as those of the Funds' administrator, also are subject to periodic monitoring, review and oversight by the Funds' CCO.

INVESTMENT SUBADVISERS OF THE VANTAGEPOINT GROWTH FUND

Also at the May Meeting, the Board of Directors of the Funds approved the termination of Fidelity Management & Research Company as a subadivser to the Vantagepoint Growth Fund (the "Fund"). Goldman Sachs Asset Management, LP, Peregrine Capital Management, Inc., Tukman Capital Management, Inc., Legg Mason Capital Management, Inc. and Westfield Capital Management Company, LLC continue to serve as subadvisers to the Fund. In a transition phase, which began on May 30, 2006, the Fund's assets were transitioned and reallocated to and among the Fund's five remaining subadvisers.

SUBADVISERS

Delete the information regarding Fidelity Management & Research Company from the "Subadvisers" section on page 27 of the Statement of Additional Information.

DIRECTOR INFORMATION

Effective June 30, 2006, Mr. Peter Meenan no longer serves as a Director of the Trust. This change is reflected in the Statement of Additional Information as follows:

INFORMATION ABOUT THE OFFICERS AND DIRECTORS

Effective June 30, 2006, the information in the chart in this section on page 17 regarding Mr. Peter Meenan is removed.

COMPENSATION

Under the Compensation section, which begins on page 20, add the following sentence as the last footnote to the chart found on page 21:

Effective June 30, 2006, Mr. Peter Meenan no longer serves as a Director.

OWNERSHIP OF FUND SHARES BY THE DIRECTORS

Add the following sentence as the last footnote to the chart found on page 21 under this section:

Effective June 30, 2006, Mr. Peter Meenan no longer serves as a Director.

COMMITTEES OF THE BOARD

The following sentence replaces the first sentence of the fourth paragraph of this section found on page 22:

The Investment Committee consists of Donna K. Gilding, N. Anthony Calhoun, Arthur R. Lynch, Timothy M. O'Brien, and Robin L. Wiessman.

ADDITIONAL INFORMATION PERTAINING TO PORTFOLIO MANAGERS OF THE FUNDS

Delete the information regarding Fidelity Management & Research Company from the "Additional Information Pertaining to Portfolio Managers of the Funds" section on pages 36 and 37.

The following table replaces that found on page 52 for Westfield:

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S):

                                    Registered Investment           Other Pooled Investment
                                           Companies                         Vehicles                      Other Accounts
                                    -----------------------         -------------------------          ------------------------
Fund/Portfolio                                Total Assets                       Total Assets                     Total Assets
Manager(s)                          Number    (in millions)          Number     (in millions)           Number    (in millions)
GROWTH FUND
William A. Mugia                        8         $2,386                1*           $17.8*               496**      $4,276**
Arthur J. Bauernfeind                   8         $2,386                3*          $420.7*               495**      $4,267**
Ethan J. Meyers                         8         $2,386                1*           $17.8*               493**      $4,246**
Scott R. Emerman                        8         $2,386                1*           $17.8*               495**      $  246**

* The advisory fee for these accounts is based in part on account performance. ** The advisory fee for thirteen of these accounts with total assets of $845.8 million has an advisory fee based in part on account performance.

The following should be read in conjunction with the information regarding VIA found on page 53:

David Harkins no longer serves as a portfolio manager to the Vantagepoint Model Portfolio or Vantagepoint Milestone Funds and therefore all references to Mr. Harkins should be deleted.

TAX ADVANTAGED SHAREHOLDERS

The following replaces the paragraph found on page 59:

Shareholders who invest in the Funds through tax-qualified plans ordinarily will not be taxed on such distributions until they receive distributions/withdrawals from such plans. All earnings and gains are reinvested in the Fund and used to purchase additional shares. Contributions to such plans, as well as the earnings and gains that have been reinvested will ordinarily be taxable upon distribution or withdrawal. An investor should consult their benefits or tax advisor for additional information about IRS rules, regulations, or requirements pertaining to these plans.

            [End of Statement of Additional Information Supplement]